Share-based compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 07, 2022 shares	Nov. 01, 2022 USD ($)	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Share Based Payment Arrangements [Line Items]
Risk free interest rate			3.83%	1.14%
Volatility rate			55.68%	51.89%
Unamortized compensation costs | $			$ 16,538	$ 26,997	$ 2,744
Estimated weighted average remaining period for cost recognition			1 year 10 months 2 days
Total expense related to share based compensation plan | $			$ 12,390	18,857	2,803
Stock based compensation recorded in reserve | $			(12,753)	(19,585)	(3,295)
Incremental fair value granted, modified share-based payment arrangements | $		$ 1,527
Capital reserve [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Stock based compensation recorded in reserve | $			$ 12,066	$ 8,736	$ 2,803
Bottom of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares				$ 10.72
Top of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares			$ 4.4
Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares			3,910,000	1,799,000	7,382,000
Restricted Share Unit [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of units awarded | shares			2,354,000	1,619,000	276,000
Pre IPO Plans [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares	2,600,000
Pre IPO Plans [Member] | Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares			6,368,130
Pre IPO Plans [Member] | Restricted Share Unit [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of units awarded | shares			1,441,305
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares			$ 0	$ 13.06
Risk free interest rate			0.00%	8.81%
Volatility rate			0.00%	47.69%
Expected dividend | $			$ 0
Unamortized compensation costs | $			$ 1,026	$ 942
Estimated weighted average remaining period for cost recognition			1 year 11 months 23 days
Total expense related to share based compensation plan | $			$ 363	728
Loja Integrada Share Based Compensation Plan [Member] | Capital reserve [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Stock based compensation recorded in reserve | $			$ 581	$ 481
Loja Integrada Share Based Compensation Plan [Member] | Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares			0	23,570
Loja Integrada Share Based Compensation Plan [Member] | Restricted Share Unit [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of units awarded | shares			327,270	94,900
Plan Share Reserve [Member] | Class A Common Stock [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	2,600,000
Two Thousand And Twenty One Share Plan [Member] | Class A Common Stock [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of shares outstanding | shares			515,177
Automatically renews the outstanding share capital			1.80%